January 9, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

Re:

Copeland Trust (the “Trust”)

File Nos. 333-169806 and 811-22483

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, the Copeland Risk Managed Dividend Growth Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 to the Company’s Registration Statement on Form N-1A, filed electronically on January 3, 2012.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (631) 470-2663.

Sincerely,

/s/ Christine Brennan

Christine Brennan, Chief Paralegal

Gemini Fund Services, LLC